October 31, 2006




Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                      RE:  IntegraMed America, Inc.
                           Report on Form 8-K
                           Dated October 31, 2006

Gentlemen:

     Pursuant  to  regulations  of  the  Securities  and  Exchange   Commission,
submitted herewith for filing is IntegraMed America, Inc.'s Report on Form 8-K dated October 31, 2006.

     This filing is being effected by direct transmission to the Commission's EDGAR System.

Sincerely,




/s/ John W. Hlywak, Jr.
------------------------
John W. Hlywak, Jr.
Executive Vice President and
Chief Financial Officer

Enclosure

cc:  Robert Dwyer, Esq.